Capital - Summary of Change in Capital (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of classes of share capital [line items]
Pre-defined share repurchase plan	$ (200)
Stated Capital [Member]
Disclosure of classes of share capital [line items]
Pre-defined share repurchase plan	$ 18